Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Detail) - EBP 003 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	58-0285030
EBP, Plan Number	003
EBP, Note Receivable from Participant	$ 9,037,921	$ 8,196,913
Employee Benefit Plan, Pending Settlement	1,946
EBP, Asset Held for Investment	763,788,971
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 63,840
Investment, Identifier [Axis]: AB US | AB US Large Cap Growth CIT, 891,744 shares | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	AB US Large Cap Growth CIT [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	891,744
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 23,828,103
Investment, Identifier [Axis]: American Beacon | American Beacon Small Cap Val R6, 89,276 shares | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Beacon Small Cap Val R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	89,276
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,086,375
Investment, Identifier [Axis]: American Funds | American Funds American Balanced R6, 1,255,218 shares | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds American Balanced R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	1,255,218
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 47,083,209
Investment, Identifier [Axis]: American Funds | American Funds Europacific R6, 290,313 shares | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Europacific R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	290,313
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 17,587,160
Investment, Identifier [Axis]: American Funds | American Funds New World R6, 78,125 shares | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds New World R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	78,125
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 7,278,907
Investment, Identifier [Axis]: American Funds | American Funds Target Date 2015, 222,625 shares | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Target Date 2015 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	222,625
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 2,867,411
Investment, Identifier [Axis]: American Funds | American Funds Target Date 2020, 789,947 shares| Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Target Date 2020 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	789,947
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 11,240,941
Investment, Identifier [Axis]: American Funds | American Funds Target Date 2025, 2,148937 shares | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Target Date 2025 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	2,148,937
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 34,726,815
Investment, Identifier [Axis]: American Funds | American Funds Target Date 2030, 2,246,862 shares | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Target Date 2030 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	2,246,862
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 47,093,010
Investment, Identifier [Axis]: American Funds | American Funds Target Date 2035, 2,508,951 shares | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Target Date 2035 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	2,508,951
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 49,869,744
Investment, Identifier [Axis]: American Funds | American Funds Target Date 2045, 1,819,032 shares | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Target Date 2045 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	1,819,032
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 43,784,093
Investment, Identifier [Axis]: American Funds | American Funds Target Date 2050, 1,578,107 shares | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Target Date 2050 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	1,578,107
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 37,464,268
Investment, Identifier [Axis]: American Funds | American Funds Target Date 2055, 1,201,987 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Target Date 2055 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	1,201,987
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 36,227,894
Investment, Identifier [Axis]: American Funds | American Funds Target Date 2060, 1,356,813 shares | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Target Date 2060 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	1,356,813
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 27,841,807
Investment, Identifier [Axis]: American Funds | American Funds Target Date 2065, 778,634 shares | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Target Date 2065 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	778,634
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 15,712,851
Investment, Identifier [Axis]: American Funds |American Funds Target Date 2040, 1,874,709 shares | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Target Date 2040 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	1,874,709
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 43,380,773
Investment, Identifier [Axis]: Blackrock | Blackrock Mid Cap Growth Equity K, 280,962 shares | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Blackrock Mid Cap Growth Equity K [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	280,962
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 10,215,761
Investment, Identifier [Axis]: Cohen& Steers | Cohen& Steers U.S. Realty CIT RS, 211,467 shares | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Cohen Steers US Realty CIT RS [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	211,467
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 4,686,109
Investment, Identifier [Axis]: Fidelity | Fidelity 500 Index, 194,094 shares | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity 500 Index [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	194,094
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 46,139,990
Investment, Identifier [Axis]: Fidelity | Fidelity Global EX US Index, 1,493,547 shares | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Global EX US Index [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	1,493,547
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 27,869,580
Investment, Identifier [Axis]: Fidelity | Fidelity Mid Cap, 430,554 shares | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Mid Cap [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	430,554
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 15,900,352
Investment, Identifier [Axis]: Fidelity | Fidelity Small Cap, 357,915 shares | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Small Cap [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	357,915
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 6,914,913
Investment, Identifier [Axis]: Fidelity | Fidelity Total Bond, 2,486,207 shares | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Total Bond [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	2,486,207
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 22,201,829
Investment, Identifier [Axis]: Fidelity | Fidelity Total Market, 301,553 shares | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Total Market [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	301,553
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 56,342,160
Investment, Identifier [Axis]: Fidelity | Fidelity US Bond, 2,083,138 shares | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity US Bond [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	2,083,138
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 21,997,938
Investment, Identifier [Axis]: Gray Media, Inc. | Gray Media Stock, 4,265,276 |Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Gray Media Stock [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	4,265,276
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 20,643,937
Investment, Identifier [Axis]: Gray Media, Inc. | Unitized Common Stock - ClassA, 167,286 units |Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Unitized Common Stock Class A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	167,286
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 3,219,568
Investment, Identifier [Axis]: JP Morgan | JP Morgan Mid Cap Value R6, 130,838 shares | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan Mid Cap Value R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	130,838
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 4,171,121
Investment, Identifier [Axis]: JP Morgan |JP Morgan US Value R6, 96,138 shares | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan US Value R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	96,138
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 8,707,177
Investment, Identifier [Axis]: T. Rowe Price | T. Rowe Price Stable Val Common Trust Fund, 25,172,750 shares | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Stable Val Common Trust Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	25,172,750
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 25,860,529
Investment, Identifier [Axis]: Vanguard | Vanguard Small Cap, 157,680 shares | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Small Cap [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Number of Shares	157,680
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 19,486,122
Investment, Identifier [Axis]: Various participants
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Note Receivable from Participant	$ 8,974,081
Investment, Identifier [Axis]: Various | Self-Directed Brokerage Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Self Directed Brokerage Accounts [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Self-Directed Brokerage Account [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	$ 12,382,494
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Maximum [Member] | Investment, Identifier [Axis]: Notes Receivable from Participants
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%	9.50%
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	3.25%
Minimum [Member] | Investment, Identifier [Axis]: Notes Receivable from Participants
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	3.25%	3.25%